Pay vs Performance Disclosure	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission (“SEC”) pursuant to the Dodd-Frank Act of 2010, we provide the following disclosure regarding executive “Compensation Actually Paid” (“CAP”) and certain performance measures for the fiscal years listed below. The Compensation Discussion & Analysis (“CD&A”) describes the process for determining compensation for our NEOs, which is independent from the information required to be disclosed in this table.

Pay Versus Performance Table

The following table provides the information required for our NEOs for each of the fiscal years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020 along with the required financial information required for each fiscal year:

	Summary Compensation Table Total for Stephen D. Steinour(1)(2) ($)	Compensation Actually Paid to Stephen D. Steinour(2)(3) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(2)(4) ($)	Average Compensation Actually Paid to	Year-end value of $100 invested on 12/31/2019 in(5):
Year				Non-CEO NEOs(2)(3)(4) ($)	HBAN ($)	KBW Bank Index ($)	Net Income (in millions) ($)	Adjusted ROTCE(6) (%)
2024	10,025,663	19,787,509	4,164,454	6,916,414	138	133	1,940	16.0
2023	10,179,479	6,345,581	4,221,497	3,327,271	103	97	1,951	19.4
2022	10,484,975	9,855,779	4,798,856	4,883,351	108	98	2,238	21.5
2021	9,619,178	21,563,268	4,985,771	7,855,544	113	124	1,295	19.1
2020	8,007,682	6,524,537	3,181,470	3,637,101	89	90	817	8.9

Company Selected Measure Name	Adjusted ROTCE
Named Executive Officers, Footnote
(1)	Stephen D. Steinour has been Chairman, President, and CEO Huntington and President and CEO of Huntington Bank since January 2009.

PEO Total Compensation Amount	$ 10,025,663	$ 10,179,479	$ 10,484,975	$ 9,619,178	$ 8,007,682
PEO Actually Paid Compensation Amount	$ 19,787,509	6,345,581	9,855,779	21,563,268	6,524,537
Adjustment To PEO Compensation, Footnote
(2)	Adjustments to total compensation in the Summary Compensation Table to calculate Compensation Actually Paid are shown below. Previously reported amounts for 2022 and 2023 have been revised in select instances in order to incorporate administrative updates.

	2024		2023		2022		2021		2020
	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)
Total Compensation from Summary Compensation Table	10,025,663	4,164,454	10,179,479	4,221,497	10,484,975	4,798,856	9,619,178	4,985,771	8,007,682	3,181,470
Adjustments for Pension
Adjustment Summary Compensation Table Pension	—	(4,186)	(77,639)	(6,274)	—	—	—	—	(203,536)	—
Amount added for current year service cost	—	—	—	—	—	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—	—	—	—	—	—
Total Adjustments for Pension	—	(4,186)	(77,639)	(6,274)	—	—	—	—	(203,536)	—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(5,999,994)	(2,237,492)	(5,999,987)	(2,012,486)	(5,499,988)	(2,643,460)	(5,249,976)	(899,994)	(4,499,995)	(1,374,990)
Year-end fair value of unvested awards granted in the current year	8,364,596	3,088,199	5,674,761	1,889,178	7,062,267	3,086,231	7,194,912	2,134,340	8,935,881	2,703,746
Year-over-year difference of year-end fair values for unvested awards granted in prior years	6,855,240	1,699,682	(995,770)	(288,946)	(1,101,353)	(241,953)	7,505,837	1,177,160	(1,714,840)	(361,670)
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	542,005	205,757	(2,435,263)	(475,699)	(1,090,122)	(116,323)	2,493,318	458,266	(4,000,655)	(511,456)
	2024		2023		2022		2021		2020
	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	—	—	—	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	9,761,847	2,756,146	(3,756,259)	(887,953)	(629,196)	84,495	11,944,090	2,869,773	(1,279,609)	455,631
Compensation Actually Paid (as calculated)	19,787,509	6,916,414	6,345,581	3,327,271	9,855,779	4,883,351	21,563,268	7,855,544	6,524,537	3,637,101

Non-PEO NEO Average Total Compensation Amount	$ 4,164,454	4,221,497	4,798,856	4,985,771	3,181,470
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,916,414	3,327,271	4,883,351	7,855,544	3,637,101
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Adjustments to total compensation in the Summary Compensation Table to calculate Compensation Actually Paid are shown below. Previously reported amounts for 2022 and 2023 have been revised in select instances in order to incorporate administrative updates.

	2024		2023		2022		2021		2020
	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)
Total Compensation from Summary Compensation Table	10,025,663	4,164,454	10,179,479	4,221,497	10,484,975	4,798,856	9,619,178	4,985,771	8,007,682	3,181,470
Adjustments for Pension
Adjustment Summary Compensation Table Pension	—	(4,186)	(77,639)	(6,274)	—	—	—	—	(203,536)	—
Amount added for current year service cost	—	—	—	—	—	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—	—	—	—	—	—
Total Adjustments for Pension	—	(4,186)	(77,639)	(6,274)	—	—	—	—	(203,536)	—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(5,999,994)	(2,237,492)	(5,999,987)	(2,012,486)	(5,499,988)	(2,643,460)	(5,249,976)	(899,994)	(4,499,995)	(1,374,990)
Year-end fair value of unvested awards granted in the current year	8,364,596	3,088,199	5,674,761	1,889,178	7,062,267	3,086,231	7,194,912	2,134,340	8,935,881	2,703,746
Year-over-year difference of year-end fair values for unvested awards granted in prior years	6,855,240	1,699,682	(995,770)	(288,946)	(1,101,353)	(241,953)	7,505,837	1,177,160	(1,714,840)	(361,670)
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	542,005	205,757	(2,435,263)	(475,699)	(1,090,122)	(116,323)	2,493,318	458,266	(4,000,655)	(511,456)
	2024		2023		2022		2021		2020
	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	—	—	—	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	9,761,847	2,756,146	(3,756,259)	(887,953)	(629,196)	84,495	11,944,090	2,869,773	(1,279,609)	455,631
Compensation Actually Paid (as calculated)	19,787,509	6,916,414	6,345,581	3,327,271	9,855,779	4,883,351	21,563,268	7,855,544	6,524,537	3,637,101

Equity Valuation Assumption Difference, Footnote [Text Block]
	For Stock Options Vesting in						Weighted Average Fair Value Awards Vesting in
	2024	2023	2022	2021	2020		2024	2023	2022	2021	2020
Expected volatility	34%–36%	41%–46%	39%–46%	38%–44%	33%–35%
Expected dividend yield	4.5%–4.6%	5.6%–5.8%	4.0%–4.7%	3.9%–4.1%	7.0%	For Restricted Share and RSUs	$13.95	$11.22	$14.12	$14.81	$9.58
Expected term, in years	3.0–3.5	3.0–4.0	3.0–4.5	3.0–4.5	3.0–4.5	For Performance Share Awards	$13.34	$10.99	$13.15	$15.32	$8.57
Risk-free interest rate	4.4%–4.8%	3.6%–3.9%	2.6%–2.9%	0.2%–0.9%	0.3%–0.4%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP versus Indexed Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	CAP versus Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP versus Adjusted ROTCE*
Tabular List [Table Text Block]

Tabular List of Financial Performance Measures

As described in greater detail in the CD&A, we have a significant focus on pay-for-performance. The most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our NEOs in 2024 to our performance were:

Adjusted EPS
Operating Leverage
PPNR Growth
Adjusted ROTCE

Total Shareholder Return Amount					89	$ 113	$ 108	$ 103	$ 138
Peer Group Total Shareholder Return Amount					90	$ 124	$ 98	$ 97	$ 133
Net Income (Loss) Attributable to Parent	$ 1,940,000,000	$ 1,951,000,000	$ 2,238,000,000	$ 1,295,000,000	$ 817,000,000
Company Selected Measure Amount	16.0	19.4	21.5	19.1	8.9
PEO Name	Stephen D. Steinour	Stephen D. Steinour	Stephen D. Steinour	Stephen D. Steinour	Stephen D. Steinour
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROTCE
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Leverage
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	PPNR Growth
Adjustment Summary Compensation Table Pension [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (77,639)	$ 0	$ 0	$ (203,536)
Adjustment Summary Compensation Table Pension [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,186)	(6,274)	0	0	0
Amount Added For Current Year Service Cost [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Amount Added For Current Year Service Cost [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Amount Added For Prior Service Cost Impacting Current Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Amount Added For Prior Service Cost Impacting Current Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Total Adjustments For Pension [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(77,639)	0	0	(203,536)
Total Adjustments For Pension [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,186)	(6,274)	0	0	0
Adjustment For Grant Date Values In The Summary Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,999,994)	(5,999,987)	(5,499,988)	(5,249,976)	(4,499,995)
Adjustment For Grant Date Values In The Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,237,492)	(2,012,486)	(2,643,460)	(899,994)	(1,374,990)
Year End Fair Value Of Unvested Awards Granted In The Current Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,364,596	5,674,761	7,062,267	7,194,912	8,935,881
Year End Fair Value Of Unvested Awards Granted In The Current Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,088,199	1,889,178	3,086,231	2,134,340	2,703,746
Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,855,240	(995,770)	(1,101,353)	7,505,837	(1,714,840)
Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,699,682	(288,946)	(241,953)	1,177,160	(361,670)
Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	542,005	(2,435,263)	(1,090,122)	2,493,318	(4,000,655)
Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	205,757	(475,699)	(116,323)	458,266	(511,456)
Forfeitures During Current Year Equal To Prior Year End Fair Value [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Forfeitures During Current Year Equal To Prior Year End Fair Value [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Total Adjustments For Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,761,847	(3,756,259)	(629,196)	11,944,090	(1,279,609)
Total Adjustments For Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,756,146	$ (887,953)	$ 84,495	$ 2,869,773	$ 455,631